Supplemental Disclosures to Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Cash Flows - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Financial Information [Line Items]
Restricted cash	$ 4	$ 4	$ 3
Net Outstanding Checks	13	54
Business Acquisition BP
Supplemental Financial Information [Line Items]
Business acquisition amount of cash deposit	$ 308